1933 Act File No. 2-10638

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Pre-Effective Amendment No.
                       Post-Effective Amendment No. 86          [X]
                        (Check appropriate box or boxes)

                        LORD ABBETT AFFILIATED FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (212) 848-1800
                        (Area Code and Telephone Number)

                                767 FIFTH AVENUE
                               NEW YORK, NY 10153
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                       LAWRENCE H. KAPLAN, VICE PRESIDENT
                                767 FIFTH AVENUE
                               NEW YORK, NY 10153
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST WITH PAR
   VALUE OF $0.001. NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF
    SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL
           YEAR ENDED OCTOBER 31, 1998 WAS FILED ON JANUARY 29, 1999.

THIS FILING WILL BECOME EFFECTIVE UPON FILING, PURSUANT TO RULE 485(B).

                        LORD ABBETT AFFILIATED FUND, INC.


                              CROSS REFERENCE SHEET
           (Pursuant to Rule 481(a) under the Securities Act of 1933)

         N-14 ITEM NO. AND CAPTION                          LOCATION IN PROSPECTUS
PART A

1.       Beginning of Registration Statement and          Facing Page of Registration Statement; Front
         Outside Front Cover Page of Prospectus           Cover Page of Prospectus

2.       Beginning and Outside Back Cover Page            Table of Contents
         of Prospectus

3.       Synopsis Information and Risk Factors            Summary; Comparisons of Some Important Features

4.       Information About the Transaction                Summary; Reasons for the Merger; Information
                                About the Merger

5.       Information About the Registrant                 Prospectus Cover Page; Summary; Comparisons of
                                                          Some Important Features; Comparison of
                                                          Investment Goals and Policies; Information
                                                          About Affiliated Fund; Information About Real
                                                          Silk

6.       Information About the Company Being              Prospectus Cover Page; Summary; Comparisons of
         Acquired                                         Some Important Features; Comparison of
                                                          Investment Goals and Policies; Information
                                                          About Affiliated Fund; Information About Real
                                                          Silk

7.       Voting Information                               Prospectus Cover Page; Notice of Special
                                                          Shareholders Meeting; Voting Information;
                                                          Principal Holders of Shares

8.       Interest of Certain Persons and Experts          None

9.       Additional Information Required for              Not Applicable
         Reoffering by Persons Deemed to be
         Underwriters

PART B

10.      Cover Page                                       Cover Page of Statement of Additional
                                                          Information

11.      Table of Contents                                Not Applicable

12.      Additional Information About the                 Incorporation of Documents by Reference in the
         Registrant                                       Statement of Additional Information


13.      Additional Information About the                 Incorporation of Documents by Reference in the
         Company Being Acquired                           Statement of Additional Information

14.      Financial Information                            Incorporation of Documents by Reference in the
                                                          Statement of Additional Information


PART C -- OTHER INFORMATION

Part C contains the information required by Items 15-17 as set forth in the form.

PART C.  OTHER INFORMATION

Item 15.          Indemnification

                  Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

                  The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

                  In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both
                  Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities

                  (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16.          Exhibits

                  (1) Articles of Incorporation, Articles Supplementary. Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on March 2, 1998.

                  (2) By-Laws. Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on December 18, 1998.

                  (3) Voting Trust Agreement affecting more than 5 percent of any class of the registrant. Not applicable.

                  (4) Agreement of Acquisition, Reorganization, or Merger. Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statment on Form N-14 filed on October 19, 1999. Amendment filed herewith.

                  (5) Specimens of security being registered. Incorporated by reference to Post-Effective Amendment No.83 to the Registration Statement on Form N-14 filed on October 19, 1999.

                  (6) Investment Advisory Contracts, Management Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Lord Abbett Equity Fund, Inc. (File No. 811-6033).

                  (7)   Underwriting Contracts. Incorporated by reference.

                  (8) Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Lord Abbett Securities Trust (File No. 811-7538).

                  (9)   Custodian Agreements. Incorporated by reference.

                  (10) Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Lord Abbett Bond-Debenture Fund, Inc. (File No. 811-2145).

                  (11)  Consent to Legal Opinion. Filed herewith.

                  (12)  Consent of Independent Auditors. Filed herewith.

                  (13)  Other Contracts. Not applicable.

                  (14) Other Opinions. Ropes & Gray Opinion and Deloitte & Touche LLP.

                  (15)  Omitted Financial Statements. Incorporated by reference.

                  (16) Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on April 30, 1999.

                  OTHER EXHIBITS:
                  ---------------

                  (17) Financial Data Schedule. Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on April 30, 1999.

                  (18) Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of Lord Abbett Bond-Debenture Fund, Inc. (File No. 811-2145).

Item 17.          Undertakings

                  (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(C) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES
                                   ----------


                         Pursuant to the requirements of the Securities Act of
                  1933 and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on behalf of the registrant, in the City of New York, and State of New York, on the 22nd day of December, 1999.

                  LORD ABBETT AFFILIATED FUND, INC.
                  ---------------------------------
                          Registrant
                                                    BY: /s/ Lawrence H. Kaplan
                                                            Lawrence H. Kaplan
                                                             Vice President

           As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                             Title                          Date
----------                             -----                          ----

                                Chairman, President
/s/Robert S. Dow*                and Director/Trustee        December 22, 1999
----------------------------   -----------------------       -------------------
Robert S. Dow

/s/ E. Thayer Bigelow*          Director/Trustee             December 22, 1999
----------------------------   -----------------------       -------------------
E. Thayer Bigelow

/s/William H. T. Bush*          Director/Trustee             December 22, 1999
----------------------------   ----------------------        -------------------
William H. T. Bush

/s/Robert B. Calhoun, Jr*.      Director/Trustee             December 22, 1999
----------------------------   ----------------------        -------------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon*            Director/Trustee             December 22, 1999
----------------------------   -----------------------       -------------------
Stewart S. Dixon

/s/John C. Jansing*             Director/Trustee             December 22, 1999
----------------------------   -----------------------       -------------------
John C. Jansing

/s/C. Alan MacDonald*           Director/Trustee             December 22, 1999
----------------------------   ------------------------      -------------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr*.     Director/Trustee             December 22, 1999
----------------------------   ------------------------      -------------------
Hansel B. Millican, Jr.

/s/Thomas J. Neff*              Director/Trustee             December 22, 1999
----------------------------   ------------------------      -------------------
Thomas J. Neff

/s/Donna M. McManus             Treasurer                    December 22, 1999
----------------------------   ------------------------      -------------------
Donna M. McManus                Treasurer


*BY:     /s/ Lawrence H. Kaplan
         -------------------------
         Lawrence H. Kaplan
         Attorney-in-Fact

                                                            December 22, 1999

Lord Abbett Affiliated Fund, Inc.
767 Fifth Avenue
New York, NY  10153-0203

Ladies and Gentlemen:

           We have attached a copy of our opinion dated December 15, 1999 and addressed to Lord Abbett Affiliated Fund, Inc. (the "Company"), in connection with the merger of Real Silk Investments, Inc. ("Real Silk"), an Indiana corporation, with and into the Company on December 15, 1999 pursuant to the Agreement and Plan of Merger dated as of July 8, 1999, as amended, by and between Real Silk and the Company (the "Merger").

           We hereby consent to the filing of the attached opinion as an exhibit to the Prospectus and Proxy Statement of Real Silk and the Company (the "Proxy Statement/Prospectus") filed with the Securities and Exchange Commission in connection with the Merger and to the use of our name under the heading "INFORMATION ABOUT THE MERGER - What Are the Tax Consequences of the Merger" in the Proxy Statement/Prospectus. In giving such consent, we do not thereby admit that we are within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933, as amended, or the Rules and Regulations of the Securities and Exchange Commission thereunder.

                                                     Very truly yours,
                                                       /s/ Deloitte & Touche LLP
                                                     Deloitte & Touche LLP


Lord Abbett Affiliated Fund, Inc.   1       December 15, 1999



                                                              December 15, 1999



Lord Abbett Affiliated Fund, Inc.
767 Fifth Avenue
New York, NY  10153-0203

Ladies and Gentlemen:

         We have acted as counsel to Lord Abbett Affiliated Fund, Inc. ("Acquiring Fund"), a Maryland corporation that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code"), in connection with the Agreement and Plan of Merger dated as of July 8, 1999, as amended (the "Agreement"), between Acquiring Fund and Real Silk Investments, Inc. ("Target Fund"), an Indiana corporation that is registered under the 1940 Act as a management investment company and has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code. Pursuant to the Agreement, Target Fund will merge with and into Acquiring Fund and Target Fund shareholders shall receive, in exchange for their shares of Target Fund (the "Target Fund Shares"), shares of beneficial interest in Acquiring Fund that are redeemable at net asset value at each shareholder's option (the "Acquiring Fund Shares"). Pursuant to Section 6.1.12 of the Agreement, you have requested that we provide the opinion set forth below. Capitalized terms not defined herein are used herein as defined in the Agreement.

         In so acting, we have participated in the drafting of the Agreement. We have also considered the Target Fund Joint Disclosure Statement (including the items incorporated by reference therein), and the originals, or copies certified or otherwise identified to our satisfaction, of such other items as we have deemed necessary to render this opinion and have relied upon the accuracy and completeness as of the date hereof and as of the Effective Time of the representations and warranties as to certain factual matters set forth therein and in the letters, representing as to certain facts, occurrences and information, you and Acquiring Fund have provided us, copies of which are attached hereto. We have not, however, undertaken any independent investigation of any factual matter set forth in any of the foregoing. We have also relied upon the opinion of Leagre Chandler & Millard LLP, dated as of the date hereof and addressed to Acquiring Fund, to the effect that the Escrow Agreement constitutes the legal, valid and binding obligation of the Target Fund shareholders, subject to the limitations and restrictions set forth therein. In addition, we have assumed that the merger of Target Fund with and into Acquiring Fund under the terms of the Agreement (the "Transaction") is authorized by and will be effected pursuant to the corporation laws of the State of Indiana.

Lord Abbett Affiliated Fund, Inc.   1       December 15, 1999



         Subject to the foregoing and to the qualifications and limitations set forth herein, we are of the opinion that for U.S. federal income tax purposes:

         (i) The Transaction will constitute a "reorganization," within the meaning of Section 368(a) of the Code and Target Fund and Acquiring Fund will each be a "party to the reorganization," within the meaning of Section 368(b) of the Code;

         (ii) No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund in accordance with the terms and conditions set forth in the Agreement;

         (iii) The tax basis in the hands of Acquiring Fund of the assets of Target Fund transferred to Acquiring Fund in the Transaction will be the same as the tax basis of such assets in the hands of Target Fund immediately prior to the Transaction;

         (iv) The holding periods of the assets of Target Fund in the hands of Acquiring Fund will include the periods during which such assets were held by Target Fund;

         (v) No gain or loss will be recognized by Target Fund upon the transfer of Target Fund's assets to Acquiring Fund in accordance with the terms and conditions set forth in the Agreement;

         (vi) No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund Shares for Acquiring Fund Shares;

         (vii) The aggregate tax basis of Acquiring Fund Shares a Target Fund shareholder receives in connection with the Transaction will be the same as the aggregate tax basis of his or her Target Fund Shares exchanged therefor; and

         (viii) A Target Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held such Target Fund Shares as capital assets on the Closing Date.

         This opinion is limited solely to the federal law of the United States as in effect on the date hereof and the relevant facts that exist as of the date hereof. No assurance can be given that the law or facts will not change, with possibly retroactive effect, and we have not undertaken to advise you or any other person with respect to any event subsequent to the date hereof.

         We are delivering this opinion to you and, without our prior written consent, no other persons are entitled to rely on this opinion.


                                                     Very truly yours,


                                                       /s/Deloitte & Touche LLP
                                                     Deloitte & Touche LLP

                                                     December 22, 1999




Lord Abbett Affiliated Fund, Inc.
767 Fifth Avenue
New York, NY 10153-0203


Ladies and Gentlemen:

         We have attached a copy of our opinion dated December 15, 1999 and addressed to Real Silk Investments, Inc. ("Real Silk"), an Indiana corporation, in connection with the merger of Real Silk, with and into Lord Abbett Affiliated Fund, Inc. (the "Company") on December 15, 1999 pursuant to the Agreement and Plan of Merger dated as of July 8, 1999, as amended, by and between Real Silk and the Company (the "Merger").

         We hereby consent to the filing of the attached opinion as an exhibit to the Prospectus and Proxy Statement of Real Silk and the Company (the "Proxy Statement/Prospectus") filed with the Securities and Exchange Commission in connection with the Merger and to the use of our name under the heading "INFORMATION ABOUT THE MERGER - What Are the Tax Consequences of the Merger" in the Proxy Statement/Prospectus. In giving such consent, we do not thereby admit that we are within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933, as amended, or the Rules and Regulations of the Securities and Exchange Commission thereunder.

                                                     Very truly yours,

                                                     /s/ Ropes & Gray

                                                       Ropes & Gray

                                                     December 15, 1999

Real Silk Investments, Inc.
Suite 500
445 North Pennsylvania Street
Indianapolis, IN 46204

Ladies and Gentlemen:

         We have acted as counsel to Real Silk Investments, Inc., an Indiana corporation ("Target Fund"), in connection with the Agreement and Plan of Merger (the "Agreement") dated as of July 8, 1999, between Target Fund and Lord Abbett Affiliated Fund, Inc., a Maryland corporation ("Acquiring Fund"), pursuant to which Target Fund will merge with and into Acquiring Fund and Target Fund shareholders shall receive, in exchange for their shares of Target Fund (the "Target Fund Shares"), shares of beneficial interest in Acquiring Fund (the "Acquiring Fund Shares"). Pursuant to Section 6.2.8 of the Agreement, you have requested that we provide the opinion set forth below. Capitalized terms not defined herein are used herein as defined in the Agreement.

         Target Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a management investment company. Target Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

         Acquiring Fund is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Fund are redeemable at net asset value at each shareholder's option. Acquiring Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.

         In acting as counsel to Target Fund, we have participated in the drafting of the Agreement. We have also considered the Target Fund Joint Disclosure Statement (including the items incorporated by reference therein), and the originals or copies, certified or otherwise identified to our satisfaction, of such other items as we have deemed necessary to render this opinion and have relied upon the accuracy and completeness as of the date hereof and as of the Effective Time of the representations and warranties as to certain factual matters set forth therein and in the letters, representing as to certain facts, occurrences and information, you and Acquiring Fund have provided us (including in your case, in particular, those representations and warranties that you have received by letters from certain shareholders of Target Fund, copies of which are attached hereto), copies of which are attached hereto. We have not, however, undertaken any independent investigation of any factual matter set forth in any of the foregoing. In addition, we have assumed that the merger of Target Fund with and into Acquiring Fund under the terms of the Agreement (the "Transaction") is authorized by and will be effected pursuant to the corporation laws of the State of Indiana.

         Subject to the foregoing and to the qualifications and limitations set forth herein, we are of theopinion that for U.S. federal income tax purposes:

     (i) The Transaction will constitute a "reorganization," within the meaning of Section 368(a) of the Code and Target Fund and Acquiring Fund will each be a "party to the reorganization", within the meaning of Section 368(b) of the Code;

    (ii) No gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Target Fund in accordance with the terms and conditions set forth in the Agreement;

    (iii)The tax basis in the hands of Acquiring Fund of the assets of Target Fund transferred to Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of Target Fund immediately prior to the Transaction;

    (iv) The holding periods of the assets of Target Fund in the hands of Acquiring Fund will include the periods during which such assets were held by Target Fund;

    (v) No gain or loss will be recognized by Target Fund upon the transfer of Target Fund's assets to Acquiring Fund in accordance with the terms and conditions set forth in the Agreement;

   (vi) No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund Shares for Acquiring Fund Shares;

  (vii) The aggregate tax basis of Acquiring Fund Shares a Target Fund shareholder receives in connection with the Transaction will be the same as the aggregate tax basis of his or her Target Fund Shares exchanged therefor; and

 (viii) A Target Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held such Target Fund Shares as capital assets on the Closing Date.

         This opinion is limited solely to the federal law of the United States as in effect on the date hereof and the relevant facts that exist as of the date hereof. No assurance can be given that the law or facts will not change, with possibly retroactive effect, and we have not undertaken to advise you or any other person with respect to any event subsequent to the date hereof.

         We are delivering this opinion to you and, without our prior written consent, no other persons are entitled to rely on this opinion.

                                                     Very truly yours,

                                                     /s/ Ropes & Gray

                                                      Ropes & Gray